As filed with the Securities and Exchange Commission on June 24, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: January 31, 2006

Date of reporting period: April 30, 2005

Item 1. Schedule of Investments.

Jacobs & Company Mutual Fund

Schedule of Investments at April 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 54.88%	Market Value
	Aerospace & Defense - 7.71%
3,000	Honeywell International, Inc.	$107,280
3,400	United Technologies Corp.#	345,848
		453,128
	Biological Products, Except Diagnostic Substances - 0.28%
2,000	Stratagene Corp.*	16,700
	Bituminous Coal And Lignite Surface Mining - 0.11%
1,000	National Coal Corp.*	6,500
	Bituminous Coal Underground Mining - 1.08%
1,200	Natural Resource Partners LP	63,732
	Building Products - 0.52%
1,000	International Aluminum Corp.	30,750
	Capital Markets - 1.79%
2,000	Morgan Stanley	105,240
	Commercial Banks - 1.80%
4,000	The South Financial Group, Inc.	105,560
	Computers & Peripherals - 1.12%
5,000	EMC Corp.*	65,600
	Diversified Financial Services - 1.21%
2,000	J.P. Morgan Chase & Co.	70,980
	Energy Equipment & Services - 6.92%
2,000	BJ Services Co.	97,500
5,000	Rowan Companies, Inc.*	132,650
2,100	Tidewater, Inc.	72,387
2,000	Weatherford International Ltd.*+	104,300
		406,837
	Food Products - 1.35%
2,575	Tootsie Roll Industries, Inc.	79,516
	Industrial Conglomerates - 4.62%
7,500	General Electric Co.#	271,500
	Machinery - 4.49%
3,000	Caterpillar, Inc.#	264,150
	Media - 0.86%
3,000	Time Warner, Inc.*	50,430
	Metals & Mining - 6.55%
5,000	Arch Coal, Inc.#	221,700
2,000	Cameco Corp.+	77,760
1,000	Phelps Dodge Corp.	85,850
		385,310
	Oil & Gas - 7.78%
2,000	Burlington Resources, Inc.	97,220
99	Kerr-McGee Corp.	7,683
2,000	Marathon Oil Corp.	93,140
1,500	San Juan Basin Royalty Trust	55,080
12,000	The Williams Companies, Inc.#	204,240
		457,363
	Pharmaceuticals - 3.33%
3,000	Merck & Co., Inc.#	101,700
4,500	Schering-Plough Corp.	93,915
		195,615
	Semiconductor & Semiconductor Equipment - 3.36%
8,400	Intel Corp.	197,568

	TOTAL COMMON STOCKS (Cost $3,040,084)	3,226,479

	PREFERRED STOCKS - 1.32%
2,000	Ford Motor Co., 6.50%, 1/15/2032 Series	77,900

	TOTAL PREFERRED STOCKS (Cost $99,920)	77,900

Principal
Amount	U.S. GOVERNMENT AGENCY - 21.74%
	Federal Home Loan Mortgage Company - 2.06%
$125,891	6.355%, 03/15/2034	121,121
	Government National Mortgage Association - 19.68%
296,712	6.75%, 01/15/2028	313,129
171,496	6.50%, 01/15/2032	179,701
245,913	6.50%, 06/15/2032	257,678
388,276	6.50%, 09/15/2032	406,876
		1,157,384

	TOTAL U.S. GOVERNMENT AGENCY (Cost $1,292,821)	1,278,505

	CORPORATE BONDS - 4.42%
	Chemicals - 4.42%
250,000	Lyondell Chemical Co., 10.875%, 05/01/2009	260,000

	TOTAL CORPORATE BONDS (Cost $246,780)	260,000

	MUNICIPAL BONDS - 8.53%
	West Virginia - 8.53%
500,000	South Charleston, WV Pollution Control Revenue Bond
	7.625%, 08/01/2005	501,720

	TOTAL MUNICIPAL BONDS (Cost $500,000)	501,720

	EXCHANGE TRADED FUNDS - 1.28%
1,000	Ishares Dow Jones U.S. Basic Materials Sector Index Fund	47,050
1,000	Materials Select Sector SPDR Trust	28,010

	TOTAL EXCHANGE TRADED FUNDS (Cost $79,050)	75,060

Contracts	CALL OPTIONS PURCHASED - 0.29%
	3M Co.
20	Expiration May 2005, Exercise Price $85.00	50
	CONSOL Energy, Inc.
15	Expiration July 2005, Exercise Price $45.00	3,900
	Headwaters, Inc.
10	Expiration August 2005, Exercise Price $30.00	3,650
	Massey Energy Co.
15	Expiration July 2005, Exercise Price $35.00	5,625
	Peabody Energy Corp.
20	Expiration June 2005, Exercise Price $45.00	3,600

	TOTAL CALL OPTIONS PURCHASED (Cost $31,240)	16,825

Contracts	PUT OPTIONS PURCHASED - 0.81%
	Dow Jones Industrial Index
150	Expiration June 2005, Exercise Price $101.00	25,500
100	Expiration June 2005, Exercise Price $102.00	22,000

	TOTAL PUT OPTIONS PURCHASED (Cost $56,000)	47,500

	SHORT-TERM INVESTMENTS - 5.00%

293,827	SEI Daily Income Treasury Government Fund - Class B	293,827

	TOTAL SHORT-TERM INVESTMENTS (Cost $293,827)	293,827

	Total Investments in Securities (Cost $5,639,722) - 98.27%	5,777,816
	Call Options Written - (0.81%)	(47,624)
	Other Assets in Excess of Liabilities - 2.54%	149,524
	NET ASSETS - 100.00%	$5,879,716

* Non-income producing security.
+ U.S. traded security of a foreign issuer.
# Security is subject to a written call option.
SPDR - Standard & Poor's Depository Receipts

	SCHEDULE OF CALL OPTIONS WRITTEN
	at April 30, 2005 (Unaudited)
Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value
	Arch Coal, Inc.
50	Expiration July 2005, Exercise Price $50.00	$(6,500)
	Caterpillar, Inc.
30	Expiration August 2005, Exercise Price $90.00	(12,600)
	General Electric Co.
75	Expiration September 2005, Exercise Price $37.50	(7,500)
	Merck & Co., Inc.
30	Expiration July 2005, Exercise Price $35.00	(2,550)
	United Technologies Corp.
34	Expiration August 2005, Exercise Price $105.00	(8,874)
	The Williams Companies, Inc.
120	Expiration November 2005, Exercise Price $20.00	(9,600)

	Total Call Options Written (Proceeds $57,030)	$(47,624)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  6/24/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  6/24/2005

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  6/23/2005

* Print the name and title of each signing officer under his or her signature.